Cash, restricted cash and cash equivalents (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Cash, restricted cash and cash equivalents
Unrestricted cash held with chartered banks	$ 1,932,519		$ 733,188	$ 1,334,280
Restricted Cash	29,611		29,611	29,556	$ 29,556	$ 32,010
Total	$ 1,962,130		762,799	$ 1,363,836
Deposit made in a guaranteed investment certificate with the bank		$ 40,000	$ 40,000